INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		As of December 31,
	Note	2022	2023

Customer contracts	8	1,641,900	1,518,587
Software		—	72,077
Licenses		15,782	15,782
Others		364	464
		1,658,046	1,606,910
Less: accumulated amortization		(610,337)	(801,612)
Less: impairment losses	2(o)	—	(116,748)
Intangible assets, net		1,047,709	688,550

Schedule of estimated future amortization expense

Fiscal year ending December 31,
2024	212,902
2025	189,909
2026	169,440
2027	43,686
2028	16,899
Thereafter	55,714
Total	688,550